II. ACCOUNTING POLICIES (Details Textual 2) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 16, 2023	Dec. 31, 2023	Dec. 31, 2023	May 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary			50.00%
Number of shares outstanding at end of period (in shares)		1,167,888,739	1,167,888,739		1,180,536,830	1,180,536,830
Treasury shares [member]
Disclosure of associates [line items]
Number of shares outstanding at end of period (in shares)		12,648,091	12,648,091
Italy
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period		$ 10.6	$ 10.6
Canada
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period		10.8	10.8
USA
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period		5.6	5.6
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period		$ 48.1	$ 48.1
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			48.00%
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			30.00%
Techgen S.A. [member] | Tenaris [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			22.00%
Global Pipe Company [Member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary		57.30%
Proportion of ownership interest in associate	35.00%
Percentage of voting equity interests acquired				22.30%